COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) T	Dec. 31, 2023 USD ($) T
Disclosure of Commitments and Contingencies [Line Items]
Capital commitment relating to the construction of factory building improvement and acquisition of machinery	$ 700	$ 700
Outstanding bank guarantees	$ 13,000	17,000
Bank guarantees, average term (years)	1 year
Commitments in respect of management consulting services with related parties	$ 30	100
Bottom of range
Disclosure of Commitments and Contingencies [Line Items]
Commitments to purchase raw materials	$ 148,000	$ 127,000
Commitments to purchase raw materials, metric tons | T	16,845	14,765
Top of range
Disclosure of Commitments and Contingencies [Line Items]
Commitments to purchase raw materials	$ 158,000	$ 147,000
Commitments to purchase raw materials, metric tons | T	17,945	17,115
Contingent liability for guarantees | Top of range
Disclosure of Commitments and Contingencies [Line Items]
Corporate guarantee	$ 28,000	$ 29,000